Derivative Financial Instruments (Details) - Schedule of derivative liabilities	9 Months Ended
Sep. 30, 2022 USD ($)
Derivative Financial Instruments (Details) - Schedule of derivative liabilities [Line Items]
Balance at December 31, 2021
Issuance – June 13, 2022	3,232,399
Movement in fair value	(1,375,048)
Balance at September 30, 2022	1,857,351
Conversion Feature [Member]
Derivative Financial Instruments (Details) - Schedule of derivative liabilities [Line Items]
Balance at December 31, 2021
Issuance – June 13, 2022	1,610,000
Movement in fair value	(451,000)
Balance at September 30, 2022	1,159,000
Warrants [Member]
Derivative Financial Instruments (Details) - Schedule of derivative liabilities [Line Items]
Balance at December 31, 2021
Issuance – June 13, 2022	1,622,399
Movement in fair value	(924,048)
Balance at September 30, 2022	$ 698,351